LIQUIDITY AND GOING CONCERN	12 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 2 – LIQUIDITY AND GOING CONCERN

The Company’s assessment of going concern considerations is required to be made in accordance with ASU 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern”.

As indicated in the accompanying consolidated financial statements, the Company had a net profit of $599,647 and a net profit of $607,678 for years ended June 30, 2025 and 2024, respectively, but the Company has negative cash flows from operating activities for both the year ended June 30, 2025 and 2024, has significant working capital deficiency and accumulated deficits as of June 30, 2025. Management has evaluated its available cash balance against its working capital requirements and believes that its capital resources are insufficient to maintain its business operations for the next twelve months.

The Company’s profitability was negatively impacted by the ongoing slow resumption of economic activities, the Company’s gross profit could be significantly reduced, and management may need to raise additional funds for working capital through (1) the possible sale of its equity securities (2) bank borrowings; (3) short-term borrowings from the shareholders or other related parties; and/or (4) proceed from public offering. In addition, the management has started costs and expenses procurements to decrease cash outflows. However, there is no assurance that the Company will be successful in accomplishing any of its aforementioned plans.

Responding to the threat of the coronavirus pandemic, the Company’s Operating Subsidiaries in Hong Kong, were closed according to the schedules required by “Prohibition of Group Gathering Order” starting from late March 2020 and easing in late October 2022. The Operating Subsidiaries closure had adversely impacted the Company’s revenues and operating cash flows for the fiscal year of 2022. The Company was able to recover a portion of its revenue shortfall during the fiscal year of 2023. Building on cost control initiatives, the Company is optimistic in generating sufficient operating cash flows to meet its working capital requirements for the year ended June 30, 2026, however the Company can be no assurance that the cost initiative will be continuously success and ensure the Company can generate sufficient operating cash flows for the next twelve months.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying audited consolidated financial statements do not include any adjustments related to the recoverability and or classification of the recorded asset amounts and or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.